Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Deferred revenue	¥ 23,195		¥ 18,448
Customer advances	17,168		13,814
Total	40,363		32,262
Less: current portion	(38,338)	$ (5,415)	(30,795)
Non-current portion	¥ 2,025	$ 286	¥ 1,467